Impact of Adoption of IFRS 16 - Balance Sheet (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018		Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	€ 12,067	€ 12,088	[1]	€ 11,911	[1]
Deferred tax assets	1,376	1,152	[1]	1,034	[1]
Other non-current assets	495	530	[1]	502	[1]
Trade and other current receivables	8,079	6,482	[1]	6,818	[1]
Total assets	64,529	61,111	[1]	64,957	[1]
Current financial liabilities	5,616	3,613	[1]	11,080	[1]
Non-current financial liabilities	23,369	23,125	[1]	20,519	[1]
Deferred tax liability	2,272	1,900	[1]	1,942	[1]
Total liabilities	51,133	48,994	[1]	52,835	[1]
Other reserves		(15,218)		(16,710)
Retained profit		26,022		27,500
Total equity	13,396	12,117	[1]	12,122	[1]
Total liabilities and equity	€ 64,529	61,111	[1]	64,957	[1]
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		10,347		10,050
Deferred tax assets		1,117		1,000
Other non-current assets		648		619
Trade and other current receivables		6,485		6,821
Total assets		59,456		63,182
Current financial liabilities		3,235		10,670
Non-current financial liabilities		21,650		18,951
Deferred tax liability		1,923		1,966
Total liabilities		47,164		50,881
Other reserves		(15,286)		(16,768)
Retained profit		26,265		27,737
Total equity		12,292		12,301
Total liabilities and equity		59,456		63,182
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		1,741		1,861
Deferred tax assets		35		34
Other non-current assets		(118)		(117)
Trade and other current receivables		(3)		(3)
Total assets		1,655		1,775
Current financial liabilities		378		410
Non-current financial liabilities		1,475		1,568
Deferred tax liability		(23)		(24)
Total liabilities		1,830		1,954
Other reserves		68		58
Retained profit		(243)		(237)
Total equity		(175)		(179)
Total liabilities and equity		€ 1,655		€ 1,775

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.